                                                     Pruco Life Insurance Company
                                              Pruco Life Insurance Company Of New Jersey

                                                       Prudential Premier Series

                                                   Strategic Partners Annuity One 3
                                                       Strategic Partners Plus 3

                                                     Strategic Partners FlexElite
                                          (version of contract sold on or after May 1, 2003)

                                                       Strategic Partners Select

                                                  Supplement, dated November 20, 2006
                                                                  To
                                                    Prospectuses, dated May 1, 2006

In this supplement,  we describe a new administrative  feature, under which an annuity owned by a custodial account established to hold retirement  assets for the benefit of the  annuitant  may be  continued  by the  surviving  spouse of the  annuitant.  To reflect  this change, we make the following changes to the above referenced prospectuses:

Prudential Premier Series

The text below is added as a new paragraph to the section of each Prudential  Premier prospectus  entitled "Managing Your Annuity",  in the sub-section entitled "May I Change the Owner, Annuitant and Beneficiary  Designations?",  under the heading "Spousal Owners/Spousal
Beneficiaries",  which will now read "Spousal  Owners/Spousal  Beneficiaries/Spousal  Annuitants";  and (2) the section entitled "Death
Benefit",  in the sub-section  entitled "Payment of Death Benefits",  under the heading entitled  "Spousal  Beneficiary - Assumption of
Annuity".  In addition,  with respect to the latter,  the  cross-reference  in the second  paragraph of the heading  entitled  "Spousal
Beneficiary - Assumption of Annuity" is changed to refer to the heading "Contingent Annuitant" under "Managing Your Annuity".

         "Spousal  assumption  also is permitted,  subject to our rules, if the Annuity is held by a custodial  account  established to hold  retirement  assets for the benefit of the natural person  Annuitant  pursuant to the provisions of Section 408(a) of the Internal
Revenue Code (or any successor Code section  thereto)  ("Custodial  Account") and, on the date of the Annuitant's  death, the spouse of the Annuitant is (1) the  Contingent  Annuitant  under the Annuity and (2) the  beneficiary  of the Custodial  Account.  The ability to continue  the Annuity in this  manner will result in the Annuity no longer  qualifying  for tax  deferral  under the  Internal  Revenue
Code.  However,  such tax deferral  should result from the ownership of the Annuity by the Custodial  Account.  Please consult your tax or legal adviser."

In the section of each Prudential Premier Prospectus  entitled "Managing Your Annuity",  in the sub-section  entitled "May I Change the
Owner, Annuitant and Beneficiary Designations?", the following text replaces the text under the heading "Contingent Annuitant":

         "Generally,  if an Annuity is owned by an entity, and the entity has named a Contingent  Annuitant,  the Contingent  Annuitant will become the  Annuitant  upon the death of the  Annuitant,  and no Death  Benefit is  payable.  However,  the  Account  Value of the
Annuity as of the date of due proof of death of the  Annuitant  will  reflect  the amount  that  would  have been  payable  had a Death
Benefit been paid.  Unless we agree otherwise,  the Annuity is only eligible to have a Contingent  Annuitant  designation if the entity that owns the  Annuity is (1) a plan  described  in Internal  Revenue  Code  Section  72(s)(5)(A)(i)  (or any  successor  Code  section thereto);  (2) an entity  described in Code Section  72(u)(1) (or any  successor  Code  section  thereto);  or (3) a custodial  account established pursuant to the provisions in Code Section 408(a) (or any successor Code section thereto) ("Custodial Account").

         Where the Annuity is held by a Custodial Account,  the Contingent  Annuitant will not automatically  become the Annuitant upon the death of the  Annuitant.  Upon the death of the Annuitant,  the Custodial  Account will have the choice,  subject to our rules,  to either elect to receive the Death Benefit or elect to continue the Annuity.  See the section  above  entitled  "Spousal  Owners/Spousal
Beneficiaries/Spousal Annuitants" for more information."

In the section of the prospectus  entitled  "Living  Benefit  Programs",  in the  sub-section  entitled  "Spousal  Lifetime Five Income
Benefit",  under the heading  "Election of and  Designations  under the  Program",  the  following is added after the second  bullet to describe how the designations should be set up upon the election of the Spousal Lifetime Five benefit by a custodial account:

o        One Annuity  Owner,  where the Owner is a  custodial  account  established  to hold  retirement  assets for the benefit of the
         Annuitant  pursuant to the provisions of Section 408(a) of the Internal  Revenue Code (or any successor Code section  thereto)
         ("Custodial  Account"),  the  Beneficiary  is the  Custodial  Account,  and the  spouse  of the  Annuitant  is the  Contingent
         Annuitant.  Both the  Annuitant  and  Contingent  Annuitant  must each be at least 55 years old at the time of election.  When the  Annuity  is set up in this  manner,  in order for  Spousal  Lifetime  Five to be  continued  after the death of the first
         Designated  Life (the  Annuitant),  the custodian must have elected to continue the Annuity,  with the second  Designated Life
         (the Contingent Annuitant) named as Annuitant.

Strategic Partners Annuity One 3, Strategic Partners Plus 3, and Strategic Partners FlexElite:

We revise the definition of "Annuitant" in the Glossary to provide as follows:

"The person whose life  determines the amount of income  payments that we will make.  Except as indicated  below, if the annuitant dies before the annuity date, the co-annuitant  (if any) becomes the annuitant if the contract's  requirements for changing the annuity date are met. If, upon the death of the annuitant,  there is no surviving eligible  co-annuitant,  and the owner is not the annuitant,  then the owner becomes the annuitant.

Generally,  if an annuity is owned by an entity and the entity has named a  co-annuitant,  the  co-annuitant  will become the annuitant upon the death of the  annuitant,  and no death benefit is payable.  However,  the contract  value as of the date of due proof of death of the annuitant  will reflect the amount that would have been payable had a death benefit been paid.  Unless we agree  otherwise,  the contract is eligible to have a co-annuitant  designation  only if the entity that owns the contract is (1) a plan described in Internal
Revenue Code Section  72(s)(5)(A)(i) (or any successor Code section thereto);  (2) an entity described in Code Section 72(u)(1) (or any successor  Code section  thereto);  or (3) a custodial  account  established  pursuant to the provisions in Code Section 408(a) (or any successor Code section thereto) ("Custodial Account").

         Where the contract is held by a Custodial  Account,  the  co-annuitant  will not  automatically  become the annuitant upon the death of the annuitant.  Upon the death of the annuitant,  the Custodial Account will have the choice,  subject to our rules, to either elect to receive the death benefit or elect to continue the contract."

For Strategic  Partners  Annuity One 3 and Strategic  Partners Plus 3 only, we revise the first  paragraph  under "Spousal  Continuance
Benefit" to read as follows:

         "This  benefit is  available  if, on the date we receive  proof of the owner's  death (or  annuitant's  death,  for  custodial contracts) in good order (1) there is only one owner of the contract and there is only one beneficiary  who is the owner's  spouse,  or
(2) there are an owner and joint owner of the contract,  and the joint owner is the owner's  spouse and the owner's  beneficiary  under the contract or (3) the contract is held by a custodial  account  established to hold retirement  assets for the benefit of the natural person  annuitant  pursuant  to the  provisions  of  Section  408(a)  of the  Internal  Revenue  Code (or any  successor  Code  section thereto)("Custodial  Account"),  and the  custodian of the account has elected to continue the  contract,  and  designate the surviving spouse as  annuitant.  Continuing  the  contract in the latter  scenario  will  result in the  contract  no longer  qualifying  for tax deferral  under the  Internal  Revenue  Code.  However,  such tax  deferral  should  result from the  ownership  of the contract by the
Custodial  Account.  Spousal  continuance  also is  available  where the  contract is owned by certain  other  types of  entity-owners.
Please consult your tax or legal adviser.

         In no event,  however,  can the annuitant be older than the maximum age for  annuitization  on the date of the owner's  death, nor can the  surviving  spouse  be  older  than 95 on the  date of the  owner's  death  (or the  annuitant's  death,  in the  case of a custodially-owned  contract referenced above).  Assuming the above conditions are present, the surviving spouse (or custodian,  for the custodially-owned  contracts  referenced above) can elect the Spousal Continuance  Benefit,  but must do so no later than 60 days after furnishing proof of death in good order."

For Strategic Partners FlexElite only, we revise the first paragraph under "Spousal Continuance Benefit" to read as follows:

         "This  benefit is  available  if, on the date we receive  proof of the owner's  death (or  annuitant's  death,  for  custodial contracts) in good order (1) there is only one owner of the contract and there is only one beneficiary  who is the owner's  spouse,  or
(2) for contracts sold on or after May 1, 2003 or upon subsequent  state approval,  there are an owner and joint owner of the contract, and the joint owner is the owner's spouse and the owner's  beneficiary  under the contract or (3) for contracts sold on or after May 1,
2003 or upon subsequent state approval,  (i) the contract is held by a custodial account  established to hold retirement assets for the benefit of the natural person  annuitant  pursuant to the  provisions of Section 408(a) of the Internal  Revenue Code (or any successor
Code section  thereto)("Custodial  Account") and (ii) the custodian of the account has elected to continue the contract,  and designate the surviving  spouse as annuitant.  Continuing  the contract in the latter  scenario will result in the contract no longer  qualifying for tax deferral under the Internal  Revenue Code.  However,  such tax deferral should result from the ownership of the contract by the
Custodial  Account.  Spousal  continuance  also is  available  where the  contract is owned by certain  other  types of  entity-owners.
Please consult your tax or legal adviser.

         In no event,  however,  can the annuitant be older than the maximum age for  annuitization  on the date of the owner's  death, nor can the  surviving  spouse  be  older  than 95 on the  date of the  owner's  death  (or the  annuitant's  death,  in the  case of a custodially-owned  contract referenced above).  Assuming the above conditions are present, the surviving spouse (or custodian,  for the custodially-owned  contracts  referenced above) can elect the Spousal Continuance  Benefit,  but must do so no later than 60 days after furnishing proof of death in good order."

For Strategic  Partners  Annuity One 3,  Strategic  Partners  Plus 3, and Strategic  Partners  FlexElite,  within the section  entitled
"Spousal  Lifetime Five Income Benefit",  under "Election of and Designations of Spousal Lifetime Five", we add the following after the second  bullet,  to  describe  how the  designations  should be set up upon the  election  of the Spousal  Lifetime  Five  benefit by a custodial account:

o        One contract  owner,  where the owner is a custodial  account  established  to hold  retirement  assets for the benefit of the annuitant  pursuant to the provisions of Section 408(a) of the Internal  Revenue Code (or any successor Code section  thereto)
         ("Custodial  Account"),  the beneficiary is the Custodial Account,  and the spouse of the annuitant is the co-annuitant.  Both the  annuitant  and  co-annuitant  must each be at least 55 years old at the time of election.  When the contract is set up in this  manner,  in order  for  Spousal  Lifetime  Five to be  continued  after  the  death of the  first  designated  life (the annuitant),  the custodian  must have elected to continue the contract,  with the second  designated  life (the  co-annuitant)
         named as annuitant.

Strategic Partners Select

We revise the definition of "Annuitant" in the Glossary to provide as follows:

"The person whose life  determines the amount of income  payments that we will make.  Except as indicated  below, if the annuitant dies before the annuity date, the co-annuitant  (if any) becomes the annuitant if the contract's  requirements for changing the annuity date are met. If, upon the death of the annuitant,  there is no surviving eligible  co-annuitant,  and the owner is not the annuitant,  then the owner becomes the annuitant.

Generally,  if an annuity is owned by an entity and the entity has named a  co-annuitant,  the  co-annuitant  will become the annuitant upon the death of the  annuitant,  and no death benefit is payable.  However,  the contract  value as of the date of due proof of death of the annuitant  will reflect the amount that would have been payable had a death benefit been paid.  Unless we agree  otherwise,  the contract is eligible to have a co-annuitant  designation  only if the entity that owns the contract is (1) a plan described in Internal
Revenue Code Section  72(s)(5)(A)(i) (or any successor Code section thereto);  (2) an entity described in Code Section  72(u)(1)(or any successor  Code section  thereto);  or (3) a custodial  account  established  pursuant to the provisions in Code Section 408(a) (or any successor Code section thereto)("Custodial Account").

         Where the contract is held by a Custodial  Account,  the  co-annuitant  will not  automatically  become the annuitant upon the death of the annuitant.  Upon the death of the annuitant,  the Custodial Account will have the choice,  subject to our rules, to either elect to receive the death benefit or elect to continue the contract."

We add the following to the end of the second paragraph under the section entitled "Death of Owner or Joint Owner":

      "Continuance  of the contract also is available if the contract is held by a custodial  account  established  to hold  retirement assets for the benefit of the natural person annuitant  pursuant to the provisions of Section 408(a) of the Internal Revenue Code
      (or any successor Code section thereto),  and the custodian of the account has elected to continue the contract and designate the surviving spouse as annuitant.  Continuing the contract in that scenario will result in the contract no longer qualifying for tax deferral  under the Internal  Revenue Code.  However,  such tax deferral  should result from the ownership of the contract by the custodial  account.  Spousal  continuance  also  may be  available  where  the  contract  is  owned  by  certain  other  types of entity-owners.  Please consult your tax or legal adviser."

      This  prospectus  supplement is intended to amend the  prospectus for the annuity you own, and is not intended to be a prospectus or offer for any annuity listed here that you do not own.